Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 163,690	$ 126,716
Short-term bank deposit	52,500	75,400
Trade receivables (net of allowance for credit losses of $3,660 and $1,501 on December 31, 2024 and 2023, respectively)	58,763	60,024
Unbilled receivables and contract assets	40,840	30,249
Other receivables and prepaid expenses	19,350	22,514
Total current assets	335,143	314,903
LONG-TERM ASSETS:
Capitalized software development costs, net	24,668	23,725
Other intangible assets, net	26,276	37,317
Property and equipment, net	10,656	12,661
Goodwill	251,528	256,310
Severance pay fund	3,208	3,605
Operating lease right-of-use assets	20,746	23,557
Deferred tax assets	13,062	11,050
Other long-term assets	6,424	6,496
Total long-term assets	356,568	374,721
Total assets	691,711	689,624
CURRENT LIABILITIES:
Trade payables	8,414	6,291
Employees and payroll accruals	49,196	49,273
Accrued expenses and other liabilities	28,194	28,600
Current maturities of Series B Debentures	19,796	19,796
Current maturities of operating lease liabilities	6,440	6,623
Deferred revenues	37,543	38,541
Total current liabilities	149,583	149,124
LONG-TERM LIABILITIES:
Series B Debentures, net of current maturities	19,792	39,543
Deferred tax liabilities	6,899	10,820
Other long-term liabilities	10,331	11,538
Long-term operating lease liabilities	17,719	21,084
Accrued severance pay	7,758	7,568
Total long-term liabilities	62,499	90,553
COMMITMENTS AND CONTINGENCIES
Share capital:
Common shares of € 0.01 par value :Authorized: 70,000,000 shares on December 31, 2024 and 2023; Issued: 58,215,521 and 58,061,530 shares on December 31, 2024 and 2023, respectively; Outstanding: 55,887,225 and 55,733,234 shares on December 31, 2024 and 2023, respectively	762	762
Additional paid-in capital	354,981	353,317
Treasury shares, at cost - 2,328,296 Common shares on December 31, 2024 and 2023	(9,423)	(9,423)
Accumulated other comprehensive loss	(26,922)	(17,261)
Retained earnings	160,231	119,875
Total Sapiens International Corporation N.V. shareholders’ equity	479,629	447,270
Non-controlling interests		2,677
Total equity	479,629	449,947
Total liabilities and equity	$ 691,711	$ 689,624